                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED AUGUST 30, 2004
                                     TO THE
                  INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                             DATED JANUARY 1, 2004

ADMINISTRATOR AND SUB-ADMINISTRATOR.

1. Effective July 1, 2004, BOk Investment Advisers, Inc. serves as the Administrator to the Institutional U.S. Treasury Fund and Institutional Cash Management Fund (collectively, the "Funds"). BISYS Fund Services Ohio, Inc., the former Administrator, serves as the Funds' Sub-Administrator.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                    THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

APFSPAPINSTMM-2

                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED AUGUST 30, 2004
                                     TO THE
              MONEY MARKET FUNDS PROSPECTUS DATED JANUARY 1, 2004

ADMINISTRATOR AND SUB-ADMINISTRATOR.

1. Effective July 1, 2004, BOk Investment Advisers, Inc. serves as the Administrator to the U.S. Treasury Fund and Cash Management Fund (collectively, the "Funds"). BISYS Fund Services Ohio, Inc., the former Administrator, serves as the Funds' Sub-Administrator.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                    THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

APFSPAPRETLMM

                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED AUGUST 30, 2004
                                     TO THE
          MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS PROSPECTUS,
                           EACH DATED JANUARY 1, 2004

ADMINISTRATOR AND SUB-ADMINISTRATOR.

1. Effective July 1, 2004, BOk Investment Advisers, Inc. serves as the Administrator to the U.S. Treasury Fund, Cash Management Fund, Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Equity Fund, Balanced Fund, Growth Equity Fund and Small Cap Equity Fund (collectively, the "Funds"). BISYS Fund Services Ohio, Inc., the former Administrator, serves as the Funds' Sub-Administrator.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                    THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

APFSPALLFUND-2

                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED AUGUST 30, 2004
                                     TO THE
  INSTITUTIONAL MONEY MARKET FUNDS STATEMENT OF ADDITIONAL INFORMATION AND THE
                MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION,
                           EACH DATED JANUARY 1, 2004

ADMINISTRATOR AND SUB-ADMINISTRATOR.

1. Effective July 1, 2004, BOk Investment Advisers, Inc. serves as the Administrator to the Institutional U.S. Treasury Fund, Institutional Cash Management Fund, U.S. Treasury Fund, Cash Management Fund, Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Equity Fund, Balanced Fund, Growth Equity Fund and Small Cap Equity Fund (collectively, the "Funds") pursuant to the Administration Agreement. Under the Administration Agreement, BOk Investment Advisers, Inc. receives a fee from each Fund at the annual rate of twenty one hundredths of one percent (0.20%). BISYS Fund Services Ohio, Inc. ("BISYS"), the former Administrator, serves as the Funds' Sub-Administrator pursuant to a Sub-Administration Agreement. Under the Sub-Administration Agreement, BISYS receives a fee from BOk Investment Advisers, Inc. at the annual rate of three one hundredths of one percent (0.03%).

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                    THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.